Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Material accounting policies
2.	Material accounting policies

The Group’s management reviewed the material accounting policies and made some updates to the disclosed information, as follows:

a.	Basis of preparation

The Group’s consolidated financial statements for 2023 include the financial statements of Betterware de México, S.A.P.I. de C.V., and subsidiaries as described in note 2d (the “consolidated financial statements”).

The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards requires the use of critical accounting estimates. In addition, it requires Management to exercise judgment in the process of applying the Group’s accounting policies. The areas that involve a high level of judgment or complexity, as well as areas where the judgments and estimates are significant to the consolidated financial statements are disclosed in note 4.

b.	Basis of accounting & correction of immaterial errors

The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS Accounting Standards) issued by the International Accounting Standards Board (IASB) and the Interpretations issued by the Interpretations of IFRS (IFRIC) applicable to entities reporting under IFRS Accounting Standards. The financial statements comply with the IFRS Accounting Standards issued by the IASB.

The Group made a correction of immaterial errors related to its December 31, 2021, consolidated financial statements as summarized below. The Group performed a materiality evaluation in accordance with the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) No. 99, Materiality, and SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, and concluded that the misstatement was immaterial to its previously issued financial statements. However, as the impact of correcting the cumulative misstatement during 2022 would have been material to net earnings, the Company revised its previously issued financial statements as of and for the year ended December 31, 2021:

Consolidated Statement of Financial Position as of December 31, 2021

	Adjusted	Previously Presented	Difference	Reference
Assets
Current assets:
Trade accounts receivable, net	$745,593	778,054	(32,461)	a
Inventories	1,286,155	1,339,378	(53,223)	a, b
Prepaid expenses	35,596	69,224	(33,628)	c
Total current assets	3,352,747	3,472,059	(119,312)
Total assets	$5,185,229	5,304,541	(119,312)

Liabilities and stockholders’ equity
Current liabilities:
Accrued expenses	$159,354	142,169	17,185	b
Provisions	118,468	115,192	3,276	d
Income tax payable	97,634	88,679	8,955	f
Total current liabilities	$2,449,919	2,420,503	29,416

Non-current liabilities:
Deferred income tax	$38,975	80,907	(41,932)	a, b, c, d
Total non-current liabilities	1,535,107	1,577,039	(41,932)
Total liabilities	$3,985,026	3,997,542	(12,516)

Stockholder’s equity
Capital stock	$321,312	294,999	26,313	e
Retained earnings (deficit)	856,994	990,103	(133,109)	a, b, c, d, e, f
Equity attributable to owners of the Group	1,185,548	1,292,344	(106,796)
Total stockholders’ equity	1,200,203	1,306,999	(106,796)
Total liabilities and stockholders’ equity	$5,185,229	5,304,541	(119,312)

Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year ended December 31, 2021

	Adjusted	Previously Presented	Difference	Reference

Net revenue	$10,067,683	10,039,668	28,015	a

Cost of sales	4,498,008	4,399,164	98,844	a, b

Gross profit	5,569,675	5,640,504	(70,829)

Administrative expenses	1,247,742	1,247,436	306	d
Selling expenses	1,256,289	1,264,581	(8,292)	c
Distribution expenses	463,779	463,779	-
	2,967,810	2,975,796	(7,986)

Operating income	2,601,865	2,664,708	(62,843)

Income before income taxes	2,562,495	2,625,338	(62,843)

Current income tax	791,856	782,901	8,955	f
Deferred income tax	22,700	41,553	(18,853)	a, b, c, d

Net income for the year	$1,747,939	1,800,884	(52,945)

The adjustments relate to the following matters:

(a)	Cut-off for revenue where control was not transferred to the customer.

(b)	Cost of inventory overstated on the international freight standard cost assumption; offset by overstated accruals liabilities on import expenses.

(c)	Cost of catalogues that had a non-GAAP treatment as prepaids and were expensed at the same time the revenues were realized; instead of when catalogues were received as IFRS states.

(d)	Immaterial provisions for labor matters.

(e)	Reclassification between capital stock and retained earnings for combination instead of consolidation of capital in 2020.

(f)	Accrual for the tax contingency explained in note 28 was not recorded previously.

c.	Basis of measurement

The Group’s consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments measured at fair value.

Functional and presentation currency

These consolidated financial statements are presented in Mexican pesos (“Ps or $”), which is the Group presentation currency. The amounts included in the consolidated financial statements of each of the Group’s subsidiaries must be measured using the currency of the primary economic environment in which the entity operates (“functional currency”). All financial information presented in Mexican pesos has been rounded to the nearest thousand (except where otherwise specified). When referring to U.S. dollars (“US$”), means thousands of United States dollars.

Consolidated statement of profit or loss and other comprehensive income

The Group opted to present a single consolidated statement of profit or loss and comprehensive income, consolidating the presentation of profit and loss, including an operating profit line item, and comprehensive income in the same statement. Due to the commercial activities of the Group, costs and expenses presented in the consolidated statements of profit or loss and other comprehensive income were classified according to their function. Accordingly, cost of sales and operating expenses were presented separately.

d.	Basis of consolidation

The Group’s consolidated financial statements, incorporate the financial statements of the entities controlled by Betterware. Betterware de México, S.A.P.I. de C.V., has control over its subsidiaries due to the shares and voting rights acquired, which generate rights over the variable returns from the subsidiaries, and has the ability to influence those returns through his power over them.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Group gains control until the date when the Group ceases to control the subsidiary.

For consolidation purposes, the Group ensures that the accounting policies used are homologated.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the entities of the Group are eliminated on consolidation.

Non-controlling interests in subsidiaries are identified separately from the Group’s equity. When a business is acquired but not the entire equity interest, the Group may initially measure the non-controlling interest at its fair value or as a portion of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amounts of non-controlling interests consider the initial value plus the non-controlling interests’ share of subsequent changes in the subsidiaries’ equity.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Group and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When the Group loses control of a subsidiary, the gain or loss on disposal recognized in profit or loss is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9, Financial Instruments when applicable, or the cost on initial recognition of an investment in an associate or a joint venture.

As of December 31, 2023, 2022 and 2021 the percentage of participation that it maintains over its subsidiaries are the following:

	Operating	Functional	% Participation
The Group’s companies:	Country	currency	2023	2022	2021
Home organization (“Betterware”):
Betterware de México, S.A.P.I. de C.V.	Mexico	Peso	Last controlling entity
BLSM Latino América Servicios, S.A. de C.V.	Mexico	Peso	99%	99%	99%
Betterware de Guatemala, S.A.	Guatemala	Quetzal	70%	70%	70%
Programa Lazos, S.A. de C.V.	Mexico	Peso	70%	70%	70%
GurúComm, S.A.P.I. de C.V. (1)	Mexico	Peso	-	-	60%
Innova Catálogos, S.A. de C.V. (2)	Mexico	Peso	-	-	70%
Betterware Ningbo Trading Co, LTD. (3)	China	Yuan	-	100%	100%
Finayo, S.A.P.I. de C.V. SOFOM ENR	Mexico	Peso	100%	100%	-
Betterware América, LLC.	United States	Dollar	100%	100%	-

Beauty and personal care (B&PC) (“JAFRA”):
Jafra México Holding Company, B.V.	Mexico	Euro	100%	100%	-
Distribuidora Comercial JAFRA, S.A. de C.V.	Mexico	Peso	100%	100%	-
Jafra Cosmetics International, S.A. de C.V.	Mexico	Peso	100%	100%	-
Jafra Cosmetics, S.A. de C.V.	Mexico	Peso	100%	100%	-
Serviday, S.A. de C.V.	Mexico	Peso	100%	100%	-
Jafrafin, S.A. de C.V.	Mexico	Peso	100%	100%	-
Distribuidora Venus, S.A. de C.V.	Mexico	Peso	100%	100%	-
Jafra Cosmetics International, Inc.	United States	Dollar	100%	100%	-

(1)	GurúComm was part of the Group until March 28, 2022.
(2)	Innova Catálogos was part of the Group until November 18, 2022.
(3)	Betterware Ningbo Trading Co, LTD was part of the Group until June 21, 2023.

As of December 31, 2023, 2022 and 2021, there are no significant restrictions for investment in shares of the subsidiary companies previously mentioned.

e.	Cash and cash equivalents

Cash and cash equivalents consist mainly of bank deposits and short-term investments in securities, highly liquid and easily convertible into cash with original maturities of three months or less, which are subject to insignificant risks of changes in value. Cash is presented at nominal value and cash equivalents are valued at fair value. Any cash or cash equivalent that cannot be disposed of in less than three months is classified as restricted cash.

f.	Accounts receivable

Accounts receivable from customers are initially recognized at the amount of the consideration, which is unconditional, unless they contain significant financial components when they are recognized at fair value. They are subsequently valued at amortized cost using the effective interest rate method, less the provision for losses. See note 6 for more information on the recording of accounts receivable from the Group’s customers and note 2h for a description of the Group’s impairment policies.

g.	Financial instruments

Financial assets and liabilities are recognized in the Group’s consolidated statement of financial position, when the Group enters into a contract that gives it the right to receive cash or another financial asset or generates the obligation to pay cash or another financial asset, except for the rights or obligation related to taxes.

Financial assets and liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and liabilities are added to or deducted from the fair value of the financial assets or liabilities, as appropriate, on initial recognition.

h.	Financial assets

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification based on the business model of the financial assets.

Classification of financial assets

Financial assets that meet the following conditions are measured subsequently at amortized cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

For its part, if the objective of the financial asset is to collect cash flows for subsequent sale, its classification would be as measured at fair value through other comprehensive income (“FVTOCI”); and, if none of the above characteristics are met, then the financial asset will be classified as measured at fair value through profit or loss (“FVTPL”). As of December 31, 2023, 2022 and 2021, the Group only maintains financial assets measured at amortized cost and at fair value through results.

Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of loans receivable and of allocating interest income over the relevant period.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.

Financing income is made up of interest income, the foreign currency gain on financial assets, and gain on the valuation of derivative financial instruments. These are recognized in the consolidated statement of income of the year when accrued.

Impairment of financial assets

The Group recognizes impairment of receivable accounts based on a model of its expected credit losses (“ECL”), and those are estimated using the simplified approach by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument.

Write-off policy

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards inherent in ownership.

Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.

i.	Financial liabilities

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at fair value through profit or loss (FVTPL) in the case of derivative financial instruments.

Financial liabilities measured subsequently at amortized cost

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Financing costs consist of interest expenses, the foreign currency loss on financial liabilities; the loss in the valuation of derivative financial instruments. These are recognized in the consolidated statement of income of the year when accrued.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, canceled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

When the Group exchanges with the existing lender one debt instrument into another one with the substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Group accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between (1) the carrying amount of the liability before the modification; and (2) the present value of the cash flows after modification should be recognized in profit or loss as the modification gain or loss within other gains and losses.

j.	Derivative financial instruments

The Group enters into a variety of derivative financial instruments to manage its exposure to foreign exchange rate and interest rate risks, those are disclosed in note 19.

Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately.

A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. Derivatives are not offset in the consolidated financial statements unless the Group has both legal right and intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not expected to be realized or settled within 12 months. Otherwise, are presented as current assets or current liabilities.

k.	Inventories and cost of sales

Inventories are measured at the lower of cost and net realizable value. The costs comprise direct materials, direct labor, and an appropriate proportion of variable and fixed overhead costs, the latter being allocated on the basis of normal operating capacity. The cost of inventories is based on standard cost method. The net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in administration (marketing), selling and distribution.

l.	Other assets

Other assets mainly include inventory of rewards related to the rewards program offered to our distributors, associates, leaders and consultants, recoverable taxes and rent security deposits. They are presented in current or non-current assets in accordance with the classification of the destination item.

The inventory for the rewards program (see note 2.v and 2.x) is acquired based on exchange estimates from distributors, associates, leaders and consultants; and is reduced at the time the points are redeemed and the reward is sent. Rewards inventory is recognized at acquisition cost.

m.	Property, plant and equipment, net

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

If significant parts of an item have different useful lives, then they are accounted for as separate items (major components).

Depreciation is recognized using the straight-line method. The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The following useful lives, considering separately each of the asset’s components, are used in the calculation of depreciation:

Buildings	5 – 50 years
Molds and machinery	3 – 15 years
Vehicles	4 years
Computers and equipment	3 – 10 years
Leasehold improvements	3 – 5 years

Property, plant and equipment are derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

n.	Intangible assets

Intangible assets are used when they meet the following characteristics: they are identifiable, they obtain future economic benefits, and there is control over said benefits.

Intangible assets are classified as follows:

Indefinite useful life:

●	These intangible assets are not amortized and are subject to annual impairment tests. As of December 31, 2023, 2022 and 2021, no factors have been identified that limit the useful life of these intangible assets. The only intangible asset with an indefinite useful life that the Group owns are the Brands, which have been defined with indefinite useful life because they will generate revenues for an indefinite period based on their position in the market.

Defined useful life:

●	These are recognized at cost less accumulated amortization and recognized impairment losses. They are amortized in a straight line according to the estimate of their useful life, which is determined based on the expectation of generating future economic benefits, and they are subject to impairment tests when signs of impairment are identified.

The estimated useful lives of intangible assets with a defined useful life are summarized as follows:

Intangibles:	Betterware	JAFRA
Customer relationships	10 years	12 years
Software	3 years	-
Brands and logo rights	10 – 30 years	-

Derecognition of Group’s intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

o.	Impairment of tangible and intangible assets other than goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise, they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less disposal costs and value in use. In assessing the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. For impairment testing purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows that are largely independent of the cash flows of other assets or Groups of assets (cash generating units).

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. Any impairment is recognized immediately in profit or loss.

p.	Goodwill

Goodwill represents the excess of the acquisition cost of a subsidiary over the Group´s interest in the fair values of the net assets acquired determined at the date of acquisition and is not subject to amortization.

Goodwill is not amortized but is tested annually for impairment and whenever there is any indication that the asset may be impaired. Goodwill arising from a business combination is allocated to the cash generating unit (“CGU”) receiving a benefit from the synergies of the combination. An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss and those are not reversed.

q.	Business combinations

Businesses acquisitions are accounted by using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated by the sum of the assets transfer fair values by the Company, less the liabilities incurred by the Company to the previous owners of the acquiree entity and equity shares issued by the Company in exchange for control over the acquiree equity. The cost related to the acquisition are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized at their fair value, except for:

●	Deferred tax assets or liabilities and assets or liabilities related to employee benefit and leases, which are recognized and measured in accordance with IAS 12 “Income tax”, IAS 19 “Employee Benefits”, and IFRS 16 “Leases”, respectively.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree (if any), and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net amounts of the identifiable assets acquired and the liabilities assumed at the acquisition date. If at the acquisition date the net of the amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests that are equity interests and that give to their holders a proportionate share of the Company’s net assets in the event of liquidation, may initially be measured at either fair value or at the value of the non-controlling interest’s proportionate interest in the recognized amounts of the identifiable net assets of the acquired company. The measurement base is made on every transaction. Other types of non-controlling interest are measured at fair value, or where applicable, based on what other IFRS specifies.

r.	Leases

The Group as lessee

The Group evaluates whether a contract is or contains a lease agreement at inception of a contract. A lease is defined as an agreement or part of an agreement that conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. The Group recognizes an asset for right-of-use and the corresponding lease liability, for all lease agreements in which it acts as lessee, except in the following cases: short-term leases (defined as leases with a lease term of less than 12 months); leases of low-value assets (defined as leases of assets with an individual market value of less than US$5,000 (five thousand dollars)). For these agreements, which exempt the recognition of an asset for right-of-use and a lease liability, the Group recognizes the rent payments as an operating expense in a straight-line method over the lease period.

The right-of-use asset comprises all lease payments discounted at present value; the direct costs to obtain a lease; the advance lease payments; and the obligations of dismantling or removal of assets. The Group depreciates the right-of-use asset over the shorter of the lease term or the useful life of the underlying asset; therefore, when the lessee will exercise a purchase option, the lessee shall depreciate the right-of-use asset from the commencement date to the end of the useful life of the underlying asset. Depreciation begins on the lease commencement date.

The lease liability is initially measured at the present value of the future minimum lease payments that have not been paid at that date, using a discount rate that reflects the cost of obtaining funds for an amount similar to the value of the lease payments, for the acquisition of the underlying asset, in the same currency and for a similar period to the corresponding contract (incremental borrowing rate). To determine the lease term, the Group considers the non-cancellable period, including the probability to exercise any right to extend and/or terminate the agreement.

Subsequently, the lease liability is measured increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and reducing the carrying amount to reflect the lease payments made.

When there is a modification in future lease payments resulting from changes in an index or a rate used to determine those payments, the Group remeasures the lease liability when the adjustment to the lease payments takes effect, without reassessing the discount rate. However, if the modifications are related to the lease term or exercising a purchase option, the Group reassesses the discount rate during the liability’s remeasurement. Any increase or decrease in the value of the lease liability subsequent to this remeasurement is recognized as an adjustment to the right-of-use asset to the same extent.

Finally, the lease liability is derecognized when the Group fulfills all lease payments. When the Group determines that it is probable that it will exercise an early termination of the contract that leads to a cash disbursement, such disbursement is accounted as part of the liability’s remeasurement mentioned in the previous paragraph; however, in cases in which the early termination does not involve a cash disbursement, the Group cancels the lease liability and the corresponding right-of-use asset, recognizing the difference immediately in the consolidated statement of profit or loss and other comprehensive income.

s.	Foreign currency

In preparing the consolidated financial statements, transactions in currencies other than the Mexican Peso, which is the reporting currency of the consolidated entities (see table in note 2d), those are recognized at the exchange rates as of the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of transaction.

Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.

For the purpose of presenting consolidated financial statements, the assets and liabilities in foreign currency are translated in Mexican pesos, using the exchange rates prevailing at the end of the period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates are used at the date of transactions. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve (attributed to non-controlling interests as appropriate).

The adjustments related to goodwill and to the fair value of the identifiable assets acquired and the liabilities assumed generated in a foreign transaction, are recognized as assets and liabilities, they are considered as assets and liabilities of the operation mentioned, and they are converted at the exchange rate at the end of the reporting period. Exchange differences arising are recognized in other comprehensive income.

t.	Employee benefits

Retirement benefits – Defined benefit obligations and post-employment (pension plan applicable to JAFRA)

The Group’s defined benefit obligations cover seniority premiums which consist of a lump sum payment of 12 day’s wage for each year worked, calculated using the most recent salary, not to exceed twice the legal minimum wage established by law. The post-employment benefits that JAFRA offers are cumulative remunerations that generate future benefits for employees, during their employment relationship and are acquired by the employee and/or beneficiary at the time of retirement from the entity and/or upon reaching retirement or retirement age or other eligibility condition. The Company provides one-time payments from a formal pension plan. The right to access these benefits depends on the employee having worked until retirement age and completing a period of years of service. The related liability and annual cost of such benefits are calculated with the assistance of an independent actuary on the basis of formulas defined in the plans using the projected unit credit method at the end of each annual reporting period.

The Group’s net obligation with respect to the defined-benefit plan are calculated separately for each plan, estimating the amount of future benefit accrued by employees in return for their services in ongoing and past periods; that benefit is discounted to determine its present value, and the costs for the services that have not been recognized and the fair value of the plan assets are deducted. The present value of the defined benefit obligation is determined by discounting the estimated future cash flows using discount rates in accordance with IAS 19 that are denominated in the currency in which the benefits will be paid, and that have maturities that approximate to the terms of the pension liability.

Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

●	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements);

●	Net interest expense or income; and

●	Remeasurements.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if applicable), are recognized immediately in the liability against other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is never reclassified to profit or loss. Past service cost is recognized in profit or loss in the period in which a plan amendment or curtailment occurs, or when the Group recognizes the related restructuring costs or termination benefits, if earlier.

Short-term and other long-term employee benefits and statutory employee profit sharing (“PTU”)

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service. Likewise, a liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.

Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows expected to be made by the Group in respect of services provided by employees up to the reporting date.

Statutory employee profit sharing (“PTU”)

PTU is recorded in the results of the year in which it is incurred and is presented in operating expenses line item in the consolidated statement of profit or loss and other comprehensive income.

Termination benefits

Termination benefits are paid when employment is terminated before the normal retirement date, or to provide benefits as a result of an offer made to encourage voluntary termination of employment. The Company recognizes termination benefits on the earlier of the following dates: (a) the date the Company is committed to terminating the employment of the employees in accordance with a detailed formal plan without having the possibility of avoiding its obligation, and (b) when the entity recognizes restructuring costs in accordance with the provisions of IAS 37 and involves payments of termination benefits. In the case of an offer that promotes voluntary termination, termination benefits will be valued based on the expected number of employees who will accept the offer. If compensation is payable no later than 12 months after the reporting period, then they are discounted to present value.

u.	Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

●	Current tax

Current income tax (“ISR”) is determined at the level of each entity of the Group and is recognized in the results of the year in which it is incurred.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgment of tax professionals within the Group supported by previous experience in respect of such activities.

●	Deferred income tax

Deferred tax is recognized at the level of each entity that makes up the Group, by determining the temporary differences between the carrying amounts of assets and liabilities and their corresponding tax values. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities and assets are calculated at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on the tax rates (and applicable tax laws) that have been enacted or have been substantially enacted as of the last reporting date.

Deferred income tax assets are recognized only if it is probable that future taxable amounts will exist to utilize those temporary differences and losses.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

●	Current and deferred tax for the year

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.

Deferred income tax assets and liabilities are offset when there is the legal right to offset current tax assets and liabilities, and when deferred income tax balances are related to the same tax authority. Current tax assets and liabilities are offset when the entity has the legal right to offset and intends to settle on a net basis, or to realize the asset and settle the liability simultaneously.

v.	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions mainly include benefits incentives granted to distributors, associates, leaders and consultants in the form of reward points, discounts and others such as compensations to employees (bonuses) not paid at the reporting date, professional services fees, among others.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably.

Rewards program for distributors, associates, leaders and independent consultants:

The Group has a reward program, which is offered through its business segments, to distributors and associates in Betterware, and to consultants, including leaders, in JAFRA. Its objective is to promote the fulfillment of specific objectives in the development of commercial activities of the business but considered separate and distinct services from sales. In the case of Distributor and Associate Rewards, Betterware rewards its Distributors for enrolling new Associates and appointing new Distributors, while Associates receive such rewards for referring new Associates and staying active. In the case of rewards to Consultants, including JAFRA leaders, they are awarded for sponsorship when they manage to hire a new direct sponsor or based on the commercial activities carried out by the group or lineage to which they are related. In this way, the members of this independent sales force help expand the organization and sales channels, and at the same time commit to developing their network of contacts and vendors.

These rewards can be in:

a)	Points redeemable for products that the Group purchases from other suppliers. Points expire according to the commercial terms established by the Group, and can be modified at management’s discretion; and

b)	cards with a cash balance preload redeemable with certain providers, specifically in the JAFRA segment, both for consultants and leaders depending on the business activities carried out by the group or lineage to which they are related.

The Group evaluates the performance of distributors, associates, and consultants, including leaders, at each reporting date based on an estimate of compliance with the established program objectives, and records the corresponding expense, presenting it as sales expenses and a provision. The provision is reduced when the points are exchanged for the available products (rewards). The value of the rewards program and the corresponding expense are determined based on the fair value of the services received considering the analyzes carried out by the administration for similar services in the market.

w.	Accounts payable to suppliers and accrued expenses

Current liabilities, such as accounts payable to suppliers and other accrued expenses (accrued or not), whether for personnel costs or other operating costs, make up the working capital used in the entity’s normal operating cycle. These balances represent liabilities for goods and services provided to the Group before the end of the year that have not been paid. Suppliers and other accrued expenses are presented as current liabilities, unless payment is not payable within 12 months of the reporting period. They are initially recognized at fair value and subsequently valued at amortized cost using the effective interest rate method.

Trade accounts payables to the Group’s suppliers principally comprise amounts outstanding for trade purchases, raw material and ongoing costs.

The Company, for the ease and benefits of its suppliers, has entered into supplier financing agreements with financial institutions under which the Bank pays the Company’s obligations with the supplier in advance. The Company pays the Bank within the period originally specified in the invoices and the costs arising from these agreements are absorbed by the suppliers, so, from the Company’s perspective, there is no extension of payment terms or changes in the original conditions. of liabilities (amount, nature, function and maturity), therefore, are not substantially different from accounts payable. Given the conditions of the agreement described above, the Company presents the balance of the suppliers that are part of the agreement in the “Accounts payable to suppliers” item in the statement of financial position. In turn, the payments made are presented in the statement of cash flows as flow outflows from operating activities; these payments represent the receipt of goods and services. The bank acts as an agent, therefore, it is considered an extension of the Company’s operations.

x.	Revenue recognition

The Group’s main purpose is direct-to-consumer sales, which operates through two business segments: home organization products (“Betterware segment” or “BWM segment”) and beauty and personal care products (“JAFRA segment”), those products are offered to main customers or: BWM Distributors and JAFRA Leaders and independent Consultants. To do this, it enters into contracts with its distributors and leaders for the sale and purchase of products (without there being a permanent contract link). Additionally, these distributors and leaders can invite or refer new sellers. In turn, for referring new sellers, they will obtain points redeemable for products (rewards).

The Group has identified two performance obligations:

●	Sale of products in the home organization segment and the beauty and personal care segment.

●	Deferred income for granting points to its distributors, leaders and independent consultants for sales volume or for referring new associates or independent consultants.

Both performance obligations are detailed below:

Revenues comprise the fair value of the consideration received or to receive for the sale of products of the home organization segment and the beauty and personal care segment, as well as services in the ordinary course of the transactions, and are presented in the consolidated statement of profit or loss, net of the amount of variable considerations (discounts and product returns). To recognize revenues from contracts with its distributors, leaders and independent consultants, the Group applies a comprehensive model, which is based on a five-step approach consisting of the following: (1) identify the contract (verbal or written); (2) identify performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when the Group satisfies a performance obligation. The Group recognizes revenue at a point in time, when it transfers control over a product to a customer, which occurs when the customers take delivery of the products and formally accepts them.

The Group sends the invoices for the sale of home organization and beauty and personal care products to its distributors, leaders and independent consultants at shipment date with payment terms between 15 and 30 days. Distributors, leaders and independent consultants are allowed to request for a product return only if the product has quality, technical issues, or physical damages. However, this right qualifies as an assurance-type warranty (and not a performance obligation) related to the functionality of the products sold.

Betterware’s discounts to distributors and associates are included in the invoice price and are presented in the net sales line item from the moment in which the customer acquires control of the products sold. Therefore, the management does not perform estimates over discounts to be taken by the customers. JAFRA does not give discounts to leaders and consultants on the invoice price.

Loyalty program (The Group’s reward points program):

The Group operates a loyalty program (Reward points program) through Betterware’s distributors and associates, and JAFRA’s leaders and consultants accumulate points on sales of goods that entitle them to exchange the points for products the Group acquires from different suppliers. Since these points provide a benefit to distributors and associates that they would not receive without purchasing the Group products, this loyalty program represents a separate performance obligation.

Therefore, the transaction price is allocated between the product and the points on a relative stand-alone selling price basis. The stand-alone selling price per point is estimated based on the fair value of the product to be given when the points are redeemed by the distributors and associates and the likelihood of redemption, as evidenced by the Group’s historical experience. Additionally, a contract liability is recognized for revenue relating to the loyalty points at the time of the initial sales transaction, reducing the revenue recognized upon the initial sale of the goods. Revenue from the loyalty points is recognized when the points are redeemed by the customer and exchanged for the related products. Revenue for points that are not expected to be redeemed is recognized in proportion to the pattern of rights exercised by customers.

Variable considerations

The Group adjusts the transaction price according to the estimations that may result in a variable consideration. These estimates are determined according to the terms and conditions of the contracts with the customer, the history or the customer’s performance.

Contract costs

The Group recognizes the incremental costs to obtain a contract with a client in the consolidated results of the period because they correspond to contracts with a duration of less than one year, in line with the revenue recognition model with respect to the transfer of the good with which relates to cost.

y.	Share-based payments

The share-based compensation plans to eligible executives and directors settled by providing Betterware shares are measured at their fair value as of the grant date and are subject to compliance with certain business performance metrics of the business and their continuance at the Company for an established period.

The fair value determined at the grant date is recorded as an expense based on the vesting period and the intrinsic value method, which consists of recognizing the expense from the grant date over the period the executives or directors render the service and earn the benefits stipulated according to the plan, with a corresponding increase in equity until December 31, 2022. As of January 1, 2023, the corresponding increase is in liabilities, since the payment of the consideration was modified to be cash instead of shares.

z.	Contingencies

Significant obligations or losses related to contingencies are recognized when it is probable that their effects will materialize and there are reasonable elements for their quantification. If these reasonable elements do not exist, their disclosure is included qualitatively in the notes to the consolidated financial statements. Income, profits or contingent assets are recognized until such time as there is certainty of their realization.

aa.	Social capital

The Group’s ordinary shares are classified as share capital within stockholders’ equity and are expressed at their historical cost.

When any entity of the Group purchases shares issued by the company (treasury shares), the consideration paid, including the costs directly attributable to said acquisition (net of taxes), they are recognized as a decrease in the Group’s capital until the shares are canceled or reissued. When these shares are reissued, the consideration received, including incremental costs directly attributable to the transaction (net of tax) is recognized in the Group’s capital.

The Group’s share repurchases have been carried out through the stock exchange in which they are listed (Nasdaq) and are carried out with a charge to the Group’s stockholders’ equity; The maximum repurchase amount is approved by the Board of Directors for each fiscal year, without said repurchases exceeding the company’s net profits (including retained profits).

In accordance with the Mexican General Corporate Law, the Group has its legal reserve of 20% of the historical capital, in order to maintain a minimum amount of capital in the reserve in the event of an unforeseen need for funds, which is recognized in retained earnings.

Retained earnings correspond to the accumulated results of previous year’s net of dividend payments.